Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Derivative financial instruments [Abstract]
Derivative financial instruments

23.   Derivative financial instruments

The Organization enters into transactions involving derivative financial instruments with a number of customers for the purpose of mitigating their overall risk exposure as well as managing risk exposure. The derivative financial instruments most often used are highly-liquid instruments traded on the futures market (B3).

(i)    Swap contracts

Foreign currency and interest rate swaps are agreements to exchange one set of cash flows for another and result in an economic exchange of foreign currencies or interest rates (for example fixed or variable) or in combinations (i.e. foreign currency and interest rate swaps). There is no exchange of the principal except in certain foreign currency swaps. The Organization's foreign currency risk reflects the potential cost of replacing swap contracts and whether the counterparties fail to comply with their obligations. This risk is continually monitored in relation to the current fair value, the proportion of the notional value of the contracts and the market liquidity. The Organization, to control the level of credit risk assumed, evaluates the counterparties of the contracts using the same techniques used in its loan operations.

(ii)   Foreign exchange options

Foreign exchange options are contracts according to which the seller (option issuer) gives to the buyer (option holder) the right, but not the obligation, to buy (call option) or sell (put option) on a certain date or during a certain period, a specific value in foreign currency. The seller receives from the buyer a premium for assuming the exchange or interest-rate risk. The options can be arranged between the Organization and a customer. The Organization is exposed to credit risk only on purchased options and only for the carrying amount, which is the fair market value.

(iii)  Foreign currency and interest rate futures

Foreign currency and interest rate futures are contractual obligations for the payment or receipt of a net amount based on changes in foreign exchange and interest rates or the purchase or sale of a financial instrument on a future date at a specific price, established by an organized financial market. The credit risk is minimal, since the future contracts are guaranteed in cash or securities and changes in the value of the contracts are settled on a daily basis. Contracts with a forward rate are interest-rate futures operations traded individually which require settlement of the difference between the contracted rate and the current market rate over the value of the principal to be paid in cash at a future date.

(iv)  Forward transactions

A forward operation is a contract of purchase or sale, at a fixed price, for settlement on a certain date. Because it is a futures market, in which the purchase of the share will only be made on the date of maturity, a margin deposit is necessary to guarantee the contract. This margin can be in cash or in securities. The value of the margin varies during the contract according to the variation of the share involved in the operation, to the changes of volatility and liquidity, besides the possible additional margins that the broker could request.

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Organization is as follows:

	R$ thousand
	Notional amounts		Asset/(liability)
	On December 31		On December 31
	2018	2017	2018	2017
Futures contracts
• Interest rate futures
Purchases	183,952,954	96,081,180	8,902	3,586
Sales	129,207,143	132,837,699	(19,133)	(154,188)
• In foreign currency
Purchases	53,491,092	48,376,597	3,174	1,243
Sales	65,531,388	67,238,635	(1,911)	(1,003)
• Other
Purchases	300,160	163,224	257	162
Sales	288,801	113,772	(239)	(114)

Options
• Interest rates
Purchases	37,543,735	10,663,668	560,812	101,214
Sales	37,032,836	9,616,129	(1,031,343)	(535,748)
• In foreign currency
Purchases	15,102,480	7,335,027	898,751	605,028
Sales	11,637,761	10,274,094	(571,867)	(409,587)
• Other
Purchases	830,352	443,443	51,704	34,013
Sales	723,729	228,141	(42,140)	(20,188)

Forward operations
• Interest rates
Purchases	213,196	-	15,577	-
• In foreign currency
Purchases	12,488,149	10,372,477	135,002	218,019
Sales	18,609,950	14,947,271	(188,372)	(358,995)
• Other
Purchases	896,288	114,020	580,566	497,987
Sales	603,890	635,522	23,990	(147,138)

Swap contracts
• Asset position
Interest rate swaps	57,751,559	56,636,856	10,413,068	11,065,095
Currency swaps	15,551,428	6,161,641	1,758,178	1,340,538
• Liability position
Interest rate swaps	32,737,145	31,454,647	(10,250,643)	(11,030,003)
Currency swaps	23,368,049	14,288,568	(3,725,826)	(1,618,035)

Swaps are contracts of interest rates, foreign currency and cross currency and interest rates in which payments of interest or the principal or in one or two different currencies are exchanged for a contractual period. The risks of swap contracts refer to the potential inability or unwillingness of the counterparties to comply with the contractual terms and the risk associated with changes in market conditions due to changes in the interest rates and the currency exchange rates.

The interest rate and currency futures and the forward contracts of interest rates call for subsequent delivery of an instrument at a specific price or specific profitability. The reference values constitute a nominal value of the respective instrument whose variations in price are settled daily. The credit risk associated with futures contracts is minimized due to these daily settlements. Futures contracts are also subject to risk of changes in interest rates or in the value of the respective instruments.

Credit Default Swap - CDS

In general, these represent a bilateral contract in which one of the counterparties buys protection against a credit risk of a particular financial instrument (its risk is transferred). The counterparty that sells the protection receives a remuneration that is usually paid linearly over the life of the operation.

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	On December 31 - R$ thousand
	2018	2017
Risk received in credit Swaps:	3,330,639	584,987
- Debt securities issued by companies	749,735	468,214
- Bonds of the Brazilian public debt	2,574,317	116,773
- Bonds of foreign public debt	6,587	-
Risk transferred in credit Swaps:	(271,236)	-
- Brazilian public debt derivatives	(96,870)	-
- Foreign public debt derivatives	(174,366)	-
Total net credit risk value	3,059,403	584,987
Effect on Shareholders' Equity	61,551	49,162
Remuneration on the counterparty receiving the risk	(7,372)	195

The contracts related to credit derivatives transactions described above are due in 2025. There were no credit events, as defined in the agreements, during the period.

The Organization has the following economic hedging transactions:

Fair-value hedge of interest rate risk

The Organization uses interest rate swaps to protect its exposure to changes in the fair value of its fixed income issuances and certain loans and advances. The interest rate swaps are matched with specific issuances or fixed income loans.

Cash Flow Hedge

The financial instruments classified in this category, aims to reduce exposure to future changes in interest rates, which impact the operating results of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) the realization of the hedge object. The ineffective portion of the respective hedge is recognized directly in the income statement.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	9,784,183	8,048,943	-	-
Hedge of interest payments on funding (2)	8,285,152	8,054,345	(140,745)	(84,447)
Total in 2018	18,069,335	16,103,288	(140,745)	(84,447)
*
Hedge of interest receipts from investments in securities (1)	16,030,487	14,708,544	40,060	24,036
Hedge of interest payments on funding (2)	6,769,979	6,671,048	(84,044)	(50,426)
Total in 2017	22,800,466	21,379,592	(43,984)	(26,390)

(1) Referring to the DI interest rate risk, using DI Futures contracts in B3, with the maturity in 2019, making the cash flow fixed; and

(2) Referring to the DI interest rate risk, using DI Futures contracts in B3, with maturity dates in 2020, making the cash flow fixed.

The effectiveness of the hedge portfolio is in accordance with accounting standards.

For the next 12 months, the gains/(losses) related to the cash flow hedge, which we expect to recognize in the income statement, amount to R$(33,690) thousand.

The gains/(losses) related to the cash flow hedge recorded in the income statements in the year ended on December 31, 2018 were R$22,970 thousand (2017 - R$13,944 thousand).

Market risk hedge

The gains and losses, realized or not, of the financial instruments classified in this category, are recorded in the Statement of Income.

Hedge of investments abroad

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the national currency, which impacts the result of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in the income statement.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	1,375,232	755,611	(269,039)	(161,423)
Total in 2018	1,375,232	755,611	(269,039)	(161,423)
*
Hedge of exchange variation on future cash flows (1)	1,110,888	582,567	(59,739)	(35,843)
Total in 2017	1,110,888	582,567	(59,739)	(35,843)

(1) Whose functional currency is different from the Real, using Forward contracts, with the object of hedging the foreign investment referenced to MXN (Mexican Peso).

The effectiveness of the hedge portfolio is in accordance with accounting standards .

For the next 12 months, the gains/(losses) related to the hedge of investments abroad, which we expect to recognize in the result, amount to R$4,775 thousand.

Gains/(losses) related to the hedge of investments abroad recorded in income accounts in the year ended on December 31, 2018 were R$(7,943) thousand (2017 - R$(359) thousand).

Other derivatives designated as hedges

The Organization uses this category of instruments to manage its exposure to currency, interest rate, equity market and credit risks. Instruments used include interest-rate swaps, interest-rate swaps in foreign currency, forward contracts, futures, options, credit swaps and stock swaps.

Unobservable gains on initial recognition

When the valuation depends on unobservable data any initial gain or loss on financial instruments is deferred over the life of the contract or until the instrument is redeemed, transferred, sold or the fair value becomes observable. All derivatives which are part of the hedge relationships are valued on the basis of observable market data.

The nominal values do not reflect the actual risk assumed by the Organization, since the net position of these financial instruments arises from compensation and/or combination thereof. The net position is used by the Organization especially to protect interest rates, the price of the underlying assets or exchange risk. The result of these financial instruments are recognized in “Net gains and losses of financial assets held for trading”, in the consolidated statement of income.

Offsetting of financial assets and liabilities

In accordance with IFRS 7, Bradesco must present the amounts related to financial instruments subject to master clearing agreements or similar agreements. In accordance with IAS 32, a financial asset and a financial liability are offset and their net value presented in the Consolidated Balance Sheet when, and only when, there is a legally enforceable right to offset the amounts recognized and the Bank intends to settle them in a liquid basis, or to realize the asset and settle the liability simultaneously.

The table below presents financial assets and liabilities subject to compensation:

	R$ thousand
	On December 31, 2018
	Amount of financial assets, gross	Related amount offset in the Balance Sheet	Net amount
Interbank investments	60,443,537	-	60,443,537
Derivative financial instruments	14,770,594	-	14,770,594

	R$ thousand
	On December 31, 2018
	Amount of financial liabilities, gross	Related amount offset in the Balance Sheet	Net amount
Securities sold under agreements to repurchase	190,911,877	-	190,911,877
Derivative financial instruments	16,152,087	-	16,152,087

	R$ thousand
	On December 31, 2017
	Amount of financial assets, gross	Related amount offset in the Balance Sheet	Net amount
Interbank investments	123,691,195	-	123,691,195
Derivative financial instruments	13,866,885	-	13,866,885

	R$ thousand
	On December 31, 2017
	Amount of financial liabilities, gross	Related amount offset in the Balance Sheet	Net amount
Securities sold under agreements to repurchase	233,467,544	-	233,467,544
Derivative financial instruments	14,274,999	-	14,274,999

On December 31, 2018 and 2017, Bradesco does not have financial instruments in its balance sheet as a result of failing to meet the IAS 32 compensation criteria, or because it has no intention to liquidate them on a net basis, or to realize the assets and settle the liabilities simultaneously.